Segments (Tables)	6 Months Ended
Jun. 30, 2021
Segments
Schedule of Segment Reporting Information, by Segment

Financial information by reportable segment is as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Net revenues:
Licensing	$15,370	$13,773	$30,347	$29,417
Direct-to-Consumer	28,014	14,871	50,061	25,153
Digital Subscriptions and Content	5,299	5,159	10,941	10,362
All Other	1,168	754	1,182	1,399
Total	$49,851	$34,557	$92,531	$66,331
Operating income (loss):
Licensing	$11,064	$9,560	$21,645	$20,675
Direct-to-Consumer	(541)	227	1,134	(954)
Digital Subscriptions and Content	2,436	2,218	5,481	4,635
Corporate	(16,404)	(9,917)	(36,213)	(18,981)
All Other	5	(154)	(26)	(919)
Total	$(3,440)	$1,934	$(7,979)	$4,456